INCOME TAXES - Disclosure of detailed information about tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax expense (recovery)
Current year	$ 769	$ (1,376)
Prior years	284	46
Total current tax expense (recovery)	1,053	(1,330)
Deferred tax recovery
Current year movement in recognized temporary differences and losses	(801)	(97)
Prior years	(268)	(33)
Total deferred tax recovery	(1,069)	(130)
Total income tax recovery	$ (16)	$ (1,460)